Derivative financial Instruments - Schedule of Maturity of Financial Instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,303,388	$ 1,186,950
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	643,464	652,208
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	206,496	194,639
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	409,742	322,817
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	43,686	17,286
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	0	189,173
Foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	189,173
Foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	1,303,388	922,777
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	643,464	388,035
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	206,496	194,639
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	409,742	322,817
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	43,686	17,286
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	0	75,000
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	75,000
Interest rate swaps | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate swaps | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0	$ 0